Segment Information - Total Assets (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Total assets	$ 7,867,476	$ 6,984,494
Drybulk Segment (Member)
Total assets	2,177,633	2,470,323
Tanker Segment (Member)
Total assets	319,435	124,266
Drilling Rigs Segment (Member)
Total assets	$ 5,370,408	$ 4,389,905